Share-based Compensation	12 Months Ended
Dec. 31, 2024
Share-based Payment Arrangement [Abstract]
Share-based compensation
1 6 .	Share-based compensation
Share-based compensation was recognized in operating expenses for the years ended December 31, 2022, 2023 and 2024 as follows:

	For the year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cost of revenue	11	(7)	(9)
Selling expenses	1,041	286	565
General and administrative expenses	9,151	1,997	8,437
Research and development expenses	208	(167)	28

	10,411	2,109	9,021

Global Share Incentive Plan
In June 2019, the Company adopted a Global Share Incentive Plan (the “Global Plan”), which includes Option Plan, Restricted Shares Plan and Shares Award.
Option Plan
Under the Option Award Agreement, options which granted to employees vest upon satisfaction of a service condition, which is generally satisfied over four years. The Company offers their employees broker-assisted cashless exercise programs to help the employees exercise their stock options without having to use their personal funds to pay for the exercise price. The options are classified as liability-classified award.
During the year ended 2023 and 2024, 37,060,000 and 144,204,800 extra share options were granted, respectively.

The following table summarized the Company’s activities under the Option Plan for the year ended December 31, 2024:

	Number of options	Weighted average exercise price
		(US$)
Outstanding at January 1, 2024	62,079,809	0.0589
Granted	144,204,800	0.0300
Exercised	—	—
Forfeited	(900,000)	0.0300
Outstanding at December 31, 2024	205,384,609	0.0387

Vested and exercisable at December 31, 2024	93,573,509	0.0478

The following table summarizes information regarding the share options outstanding as of December 31, 2024:

	As of December 31, 2024
	Options number	Weighted average exercise price per option	Weighted average remaining contractual life (years)	Aggregate intrinsic value
		US$		US$
Outstanding	205,384,609	0.0387	8.62	330
Exercisable	93,573,509	0.0478	7.85	82
Expected to vest	111,811,100	0.0312	9.27	247
The weighted average fair value of the options was US$ 0.0161 and US$ 0.0143 per option as of December 31, 2023 and 2024, respectively.

The aggregate intrinsic value is calculated as the difference between the exercise price of the options and the fair value of the underlying stock at December 31, 2024.
The fair value of the option plan was estimated on the date of each balance sheet date using the binomial option pricing model with the assumptions (or ranges thereof) in the following table:

	Weighted average
	2023	2024
Exercise price (US$)	0.0589	0.0387
Expected forfeiture rate (post-vesting)	11.52%	4.99%
Expected volatility	52.10%	54.68%
Excepted term (in years)	8.05	8.62
Expected dividend yield	0%	0%
Risk-free interest rate	3.8875%	4.5395%
Risk-free interest rate is estimated based on the yield curve of US Treasury BVAL Curve from Bloomberg as of the option valuation date. The expected volatility at the grant date and each option valuation date is estimated based on annualized standard deviation of daily stock price return of comparable companies with a time horizon close to the expected expiry of the term of the options. The Group does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the options.
Employees Restricted Shares Plan
Under the Employees Restricted Shares Award Agreement, restricted shares which granted to employees vest upon satisfaction of a service condition and a performance condition, which is generally satisfied over four years. The restriction will be removed along with the satisfaction of the service condition and performance condition. In March 2021, the Company granted additional 320,000 restricted shares to the senior management pursuant to the Global Plan. No restricted shares were granted during the year ended 2022, 2023 and 2024.

The following table summarized the Company’s restricted shares activities under the Employees Restricted Shares Plan for the year ended December 31, 2024:

Restricted Shares to employees
Non-vested at January 1, 2024	1,212,056
Granted	—
Vested	—
Forfeited	(1,212,056)

Non-vested at December 31, 2024	—

Restricted shares granted to employees are measured based on their grant-date fair values and recognized as compensation cost on a graded-vesting method over the requisite 2.25 to 4 years’ service period. As of December 31, 2022, 2023 and 2024, there were RMB770, nil and nil unrecognized share-based compensation, respectively.
Shares Award
No shares were awarded during the years ended December 31, 2022, 2023 and 2024.